Related party transactions (Detail Textuals 1) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key management personnel of entity or parent
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Voting shares of Directors and key management personnel control	17.00%	16.00%
Genesys Venture Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Business administration services	$ 85,000	$ 85,000	$ 85,000
Rental costs	227,733	212,000	222,500
Commercial and information technology support services	$ 46,950	$ 43,800	$ 41,975